UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock

Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 82.59%		$448,164,950
(Cost $482,501,890)

Consumer Discretionary 0.00%		89

Publishing 0.00%
SuperMedia (I)	26,830	89

Energy 7.93%		43,010,900

Oil, Gas & Consumable Fuels 7.93%
BP PLC, SADR	172,500	9,680,700
Chevron Corp.	30,000	2,163,600
Spectra Energy Corp. (Z)	1,155,000	24,543,750
Total SA, SADR (Z)	115,000	6,622,850

Industrials 1.36%		7,396,800

Industrial Conglomerates 1.36%
General Electric Company (Z)	460,000	7,396,800

Telecommunication Services 3.41%		18,512,610

Diversified Telecommunication Services 1.84%
Alaska Communications Systems Group, Inc. (Z)	55,000	448,250
AT&T, Inc.	180,000	4,564,800
Verizon Communications, Inc.	180,000	5,001,400

Wireless Telecommunication Services 1.57%
Vodafone Group PLC, SADR (Z)	396,000	8,498,160

Utilities 69.89%		379,244,551

Electric Utilities 17.08%
American Electric Power Company, Inc. (Z)	585,000	20,097,000
Duke Energy Corp. (Z)	765,000	12,645,450
Entergy Corp.	80,000	6,104,800
Great Plains Energy, Inc. (Z)	40,000	714,400
Northeast Utilities	152,500	3,861,300
Pinnacle West Capital Corp. (Z)	215,000	7,701,300
PNM Resources, Inc. (Z)	58,000	674,540
Progress Energy, Inc. (Z)	661,200	25,766,964
Southern Company (Z)	471,867	15,099,744

Gas Utilities 8.96%
Atmos Energy Corp. (Z)	743,000	20,521,660
Northwest Natural Gas Company (Z)	132,500	5,746,525
ONEOK, Inc. (Z)	530,000	22,360,700

Multi-Utilities 43.85%
Ameren Corp. (Z)	555,000	14,180,250
Black Hills Corp. (Z)	560,000	14,548,800
CH Energy Group, Inc. (Z)	434,250	17,174,587
Consolidated Edison, Inc. (Z)	317,500	13,887,450
Dominion Resources, Inc. (Z)	415,000	15,545,900
DTE Energy Company (Z)	600,000	25,224,000
Integrys Energy Group, Inc. (Z)	580,000	24,273,000
NiSource, Inc. (Z)	790,500	11,264,625
NSTAR (Z)	626,500	21,514,010
OGE Energy Corp. (Z)	760,000	27,527,200
Public Service Enterprise Group, Inc. (Z)	330,000	10,094,700

2

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Utilities (continued)
TECO Energy, Inc. (Z)	387,800	$6,038,046
Vectren Corp. (Z)	790,000	18,391,200
Xcel Energy, Inc. (Z)	880,000	18,286,400

	Shares	Value

Preferred Stocks 68.11%		$369,625,390
(Cost $397,514,490)

Consumer Discretionary 1.21%		6,564,800

Media 1.21%
CBS Corp., 7.250%	145,000	3,414,750
Comcast Corp., 7.000% (Z)	125,500	3,150,050

Energy 6.42%		34,839,644

Oil, Gas & Consumable Fuels 6.42%
Southern Union Company, 7.550% (Z)	610,200	15,389,244
Nexen, Inc., 7.350% (Z)	820,000	19,450,400

Financials 36.84%		199,905,108

Capital Markets 0.01%
Lehman Brothers Holdings, Inc., 5.670%, Depositary Shares, Series
D (I)	65,000	13,000
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares, Series
C (I)	274,760	27,476
Lehman Brothers Holdings, Inc., 6.500%, Depositary Shares, Series
F (I)	219,300	10,965

Commercial Banks 7.33%
Barclays Bank PLC, 8.125%, Series 5	50,000	1,230,000
HSBC Holdings PLC, 8.125% (Z)	50,000	1,317,500
Royal Bank of Scotland Group PLC, 5.750%, Series L (Z)	858,500	12,276,550
Santander Finance Preferred SA Unipersonal, 10.500%	167,500	4,723,500
Sovereign Bancorp, Inc., 7.300%, Depositary Shares, Series C	2,800	70,000
USB Capital VIII, 6.350%, Series 1	55,000	1,269,950
Wells Fargo & Company, 8.000% (Z)	738,500	18,905,600

Consumer Finance 0.88%
HSBC Finance Corp., 6.360%, Depositary Shares, Series B (Z)	150,000	3,234,000
SLM Corp., 6.970%, Series A (Z)	40,600	1,541,988

Diversified Financial Services 25.15%
Bank of America Corp., 8.625% (Z)	957,800	23,504,412
Bank of America Corp., 6.204%, Depositary Shares, Series D (Z)	240,000	4,730,400
Bank of America Corp., 8.200% (Z)	185,000	4,354,900
Bank of America Corp., 6.625% (Z)	355,000	7,277,500
Bank of America Corp., 6.375% (Z)	139,000	2,749,420
Bank of America Corp., 6.700% (Z)	500,000	10,215,000
Citigroup Capital VIII, 6.950%	540,000	10,908,000
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	282,000	6,500,100
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	310,000	6,813,800
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	19,396,779
ING Groep NV, 7.050% (Z)	140,000	2,707,600
ING Groep NV, 6.200% (Z)	109,100	1,869,974

3

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Financials (continued)
JPMorgan Chase & Company, 8.625% (Z)			143,000	$3,976,830
JPMorgan Chase & Company, 5.490%, Series G (Z)			260,927	12,075,702
JPMorgan Chase & Company, 5.720%, Series F (Z)			55,900	2,698,852
JPMorgan Chase & Company, 6.150%, Series E (Z)			104,500	5,172,750
RBS Capital Funding Trust VII, 6.080% (Z)			983,000	11,520,760

Insurance 3.46%
MetLife, Inc., 6.500%, Series B (Z)			785,000	18,745,800

Thrifts & Mortgage Finance 0.01%
Federal National Mortgage Association (8.250% to 12-31-10 then
higher of 3 month LIBOR + 423 bps or 7.75%) (I)			60,000	66,000

Telecommunication Services 3.82%				20,743,769

Wireless Telecommunication Services 3.82%
Telephone & Data Systems, Inc., 7.600%, Series A (Z)			457,400	10,977,600
United States Cellular Corp., 7.500% (Z)			398,294	9,766,169

Utilities 19.82%				107,572,069

Electric Utilities 13.35%
Alabama Power Company, 5.300%, Class A (Z)			176,500	4,322,485
Carolina Power & Light Company, 5.440% (Z)			111,493	9,703,381
Duquesne Light Company, 6.500% (Z)			427,000	20,509,365
Entergy Arkansas, Inc., 4.560% (Z)			9,388	662,148
Entergy Arkansas, Inc., 6.450% (Z)			110,000	2,420,000
Entergy Mississippi, Inc., 6.250% (Z)			197,500	4,128,994
Entergy Mississippi, Inc., 4.920% (Z)			8,190	610,923
FPC Capital I, 7.100%, Series A (Z)			70,000	1,769,600
FPL Group Capital Trust I, 5.875% (Z)			245,000	6,191,150
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)			300,000	7,378,140
PPL Energy Supply, LLC, 7.000% (Z)			297,512	7,637,133
Southern California Edison Company, 6.000%, Series C (Z)			30,000	2,661,564
Southern California Edison Company, 6.125% (Z)			50,000	4,487,500

Independent Power Producers & Energy Traders 2.43%
Constellation Energy Group, Inc., 8.625%, Series A (Z)			512,500	13,171,250

Multi-Utilities 4.04%
BGE Capital Trust II, 6.200%			150,500	3,306,485
Interstate Power & Light Company, 8.375%, Series B (Z)			230,000	6,520,500
Interstate Power & Light Company, 7.100%, Series C (Z)			20,700	528,885
Pacific Enterprises, 4.500% (Z)			45,000	3,420,000
Public Service Electric & Gas Company, 5.280%, Series E			22,930	2,010,961
Public Service Electric & Gas Company, 5.050%, Series D			22,987	1,954,355
Xcel Energy, Inc., 4.560%, Series G (Z)			53,900	4,177,250

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 2.13%				$11,551,913
(Cost $11,551,913)

U.S. Government Agency 0.13%				700,000
Federal Home Loan Bank,
Discount Note	0.030%	02/01/10	$700,000	700,000

U.S. Government 1.84%				9,999,913
U.S. Treasury Bill,
Note	0.010	02/25/10	9,000,000	9,999,913

4

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Yield*	date		Value

Repurchase Agreement 0.16%				$852,000
Repurchase Agreement with State Street Corp. dated 1-31-10 at
0.01% to be repurchased at $852,001 on 2-1-10, collateralized by $870,000 Federal National Mortgage Association, 5.00%
due 5-20-24 (valued at $872,175, including interest).
	0.010	02/01/10	852,000	852,000

Total investments (Cost $891,568,293)† 152.83%				$829,342,253

Other assets and liabilities, net (52.83%)				($286,696,424)

Total net assets 100.00%				$542,645,829

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at January 31, 2010 was $667,038,626.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $905,916,467. Net unrealized depreciation aggregated $76,574,214, of which $54,536,787 related to appreciated investment securities and $131,111,001 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation
Security Valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

6

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities	01/31/10	Price	Inputs	Inputs
Consumer Discretionary	$6,564,889	$6,564,800	—	$89
Energy	77,850,544	77,850,544	—	—
Financials	199,905,108	199,877,632	$27,476	—
Industrials	7,396,800	7,396,800	—	—
Telecommunication Services	39,256,379	39,256,379	—	—
Utilities	486,816,620	434,254,605	52,562,015	—
Short-Term Investments	11,551,913	—	11,551,913	—
Total Investments in Securities	$829,342,253	$765,200,760	$64,141,404	$89
Other Financial Instruments	(3,393,013)	(577,450)	(2,815,563)	—
Total	$825,949,240	$764,623,310	$61,325,841	$89

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Consumer
Discretionary
Balance as of October 31, 2009	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	($501)
Net purchases (sales)	-
Transfers in and/or out of level 3	590
Balance as of January 31, 2010	$89

Repurchase Agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Options
The Fund may purchase and sell put and call options. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In

7

addition, the Fund may use options to facilitate Fund investment transactions by protecting the Fund against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency. For more information on options, please refer to the Fund’s prospectus, semi-annual and annual reports.

During the three month period ended January 31, 2010, the Fund used written options to enhance potential gain/income and hedge against anticipated changes in securities markets.

Written options for the three month period ended January 31, 2010 were as follows:

		PREMIUMS
	NUMBER OF	RECEIVED
	CONTRACTS	(PAID)
Outstanding, beginning of period (11/1/09)	2,885	($2,356,185)
Options written	11,790	(9,944,932)
Options closed	(8,020)	8,134,231
Options exercised	-	-
Options expired	(4,960)	1,672,070
Outstanding, end of period	1,695	($2,494,816)

The following is a summary of open written options as of January 31, 2010:

NAME OF	EXERCISE	EXPIRATION	NUMBER OF
ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE
CALLS
Morgan Stanley
Cyclical Index	$890	February 2010	65	($113,555)	($3,900)
Morgan Stanley
Tech Index	580	February 2010	100	(108,200)	(5,500)
NASDAQ 100
Stock Index	1,900	February 2010	30	(128,781)	(4,200)
Philadelphia
Semiconductor
Index	360	February 2010	165	(124,080)	(11,550)
PHLX Housing
Sector Index	109	February 2010	540	(133,380)	(17,550)
Russell 2000
Index	660	February 2010	90	(62,910)	(3,690)

S&P 500 Index	1,145	February 2010	135	(320,220)	(13,500)

S&P 500 Index	1,130	March 2010	570	(1,503,690)	(517,560)

Total			1,695	($2,494,816)	($577,450)

Interest Rate Swap Agreements
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. For more information on interest rate swaps, please refer to the Fund’s prospectus, semiannual and annual reports.

8

The Fund entered into interest rate swaps in anticipation of rising interest rates. The following summarizes the contracts held as of January 31, 2010:

		PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	MATURITY	UNREALIZED	MARKET
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE

3-month
Bank of America	95,000,000	3.600%	LIBOR (a)	1/9/2008	1/9/2011	($2,815,563)	($2,815,563)

(a) At January 31, 2010, the 3-month LIBOR rate was 0.24906%.

Interest rate swap notional amount at January 31, 2010 is representative of the interest rate swap activity during the three month period ended January 31, 2010.

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at January 31, 2010 by risk category:

	Financial instruments	Asset Derivatives Fair	Liability Derivatives Fair
	Location	Value	Value
Equity contracts	Written options		($577,450)
		-
Interest rate contracts	Interest rate swaps	-	($2,815,563)

Total		-	($3,393,013)

9

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadvisers
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Analytic Investors, LLC
555 West Fifth Street, 50th Fl.
Los Angeles, CA 90013

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HTD

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

10

P13Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
______________________
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
______________________
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

By: /s/ Charles A. Rizzo
______________________
Charles A. Rizzo
Chief Financial Officer

Date: March 22, 2010